Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-term Assets
Summary of other long-term assets

	December 31,	December 31,
	2010	2011
	RMB	RMB
Investment in associated companies	34,677	33,482
Staff housing loans	8,896	14,004
Non-current rental deposits	2,198	9,747
Others	5	1,707
	45,776	58,940

Schedule of allocation of the purchase price

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

Schedule of estimated aggregate amortization expense for intangible assets

RMB
2012	450
2013	450
2014	450
2015	450
2016	359
2,159